Risk management - Revaluation reserve equity securities at fair value through other comprehensive income (Details) - Equity securities at FVOCI - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of equity [line items]
Revaluation reserves: financial assets	€ 1,187	€ 1,282
Positive re-measurement
Disclosure of fair value measurement of equity [line items]
Revaluation reserves: financial assets	1,190	1,291
Negative re-measurement
Disclosure of fair value measurement of equity [line items]
Revaluation reserves: financial assets	€ (4)	€ (9)